Commitments (Schedule Of Future Aggregate Minimum Payments) (Details 1) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
2019	¥ 25,912
2020	37,524
2021	55,160
2022	81,051
2023 and after	295,687
Total other commitment	¥ 495,334